PPM FUNDS

225 W. Wacker Drive, Suite 1200, Chicago, IL 60606

312-634-2500

December 11, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PPM Funds

File Nos: 333-221579 and 811-23308

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated November 30, 2020, filed pursuant to Rule 497(e), for the PPM Funds Core Plus Fixed Income Fund of the above-mentioned Trust.

If you have any questions, please contact me at (312) 730-9730.

Sincerely,

/s/ Emily J. Bennett

Emily J. Bennett

Assistant Secretary

encs.